Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2020
Prepayments and Other Receivables.
Prepayments and Other Receivables

10. Prepayments and Other Receivables

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Prepayments	3,383	1,526
Other receivables	379	340
	3,762	1,866

All receivables are considered short-term and due within one year.